Loans and Financial Liabilities - Ocean and Expedition Ship Financing - Additional Information (Details) $ in Thousands, € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) OceanShips	Jun. 30, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of ocean ships | OceanShips			12
Loan	$ 2,392,801		$ 2,392,801			$ 2,043,773
Currency gain (loss)	(37,245)	$ 1,382	$ (62,852)	$ 10,180
Charter Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity			144 months
SACE Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity			12 years
Percentage of insurance policy to lenders covering of principal and interest of facility amount			100.00%
Number of ocean ships | OceanShips			12
Maximum percentage of newbuild's contract price			80.00%
Financing facility loan description			All loans that are part of the SACE Financing are for up to 80% of the newbuild’s contract price, including certain change orders, plus 100% of the Export Credit Agency premium (the “Facility”).
SACE Financing | Neptune Loan
Disclosure of detailed information about borrowings [line items]
Loan | €					€ 316.6		€ 316.6
Net increase (decrease) to loan balances	48,700	(4,600)	$ 72,200	(19,000)
SACE Financing | Saturn Loan
Disclosure of detailed information about borrowings [line items]
Loan | €					€ 316.6		€ 316.6
Currency gain (loss)	(48,700)	$ 4,600	(72,200)	$ 19,000
SACE Financing | Vela Loan
Disclosure of detailed information about borrowings [line items]
Loan	401,000		401,000
SACE Financing | Vesta Loan
Disclosure of detailed information about borrowings [line items]
Loan	$ 430,500		$ 430,500